Acquisitions (Details) - USD ($)	Apr. 15, 2015	Nov. 15, 2014	Oct. 01, 2014	Jul. 07, 2014	Jul. 02, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets Acquired:
Goodwill						$ 27,678,583	$ 25,544,581	$ 3,646,994
Assets acquired							17,698,000
Liabilities Assumed:
Contingent consideration							310,937
Rocket Hub [Member]
Assets Acquired:
Cash	$ 169,588
Accounts receivable	12,013
Property, plant and equipment	155,128
Other Assets	643
Goodwill	1,821,200
Assets acquired	2,158,572
Liabilities Assumed:
Accounts payable	10,196
Funds held in trust	179,090
Other current liabilities	255,000
Liabilities assumed	444,286
Net assets acquired	1,714,286
Total fair value of consideration given	$ 1,714,286
Robson Dowry [Member]
Assets Acquired:
Accounts receivable		$ 95,605
Prepaid Expenses		31,318
Property, plant and equipment		8,485
Goodwill		347,934
Assets acquired		483,342
Liabilities Assumed:
Accounts payable		96,704
Other current liabilities		41,638
Liabilities assumed		138,342
Net assets acquired		345,000
Total fair value of consideration given		$ 345,000
Group Card [Member]
Assets Acquired:
Cash				$ 4,460
Accounts receivable				19,177
Prepaid Expenses				12,275
Goodwill				3,155,326
Assets acquired				3,191,238
Liabilities Assumed:
Accounts payable				43,212
Other current liabilities				23,026
Liabilities assumed				66,238
Net assets acquired				3,125,000
Acquisition date				2,250,000
Contingent consideration				875,000			875,000
Total fair value of consideration given				$ 3,125,000
ELEQT Ltd [Member]
Assets Acquired:
Cash			$ 85,896
Accounts receivable			61,624
Other receivables			339,268
Property, plant and equipment			6,838
Intangible assets			403,058
Goodwill			25,677,277
Assets acquired			26,573,961
Liabilities Assumed:
Accounts payable			77,999
Other current liabilities			541,279
Liabilities assumed			619,278
Net assets acquired			25,954,683
Acquisition date			25,575,000
Contingent consideration			379,683				$ 380,000
Total fair value of consideration given			$ 25,954,683
Member Digital Ltd [Member]
Assets Acquired:
Cash					$ 8,305
Accounts receivable					5,884
Goodwill					1,002,063
Assets acquired					1,016,252
Liabilities Assumed:
Accounts payable					16,252
Liabilities assumed					16,252
Net assets acquired					1,000,000
Total fair value of consideration given					1,000,000
Ht Skills Ltd [Member]
Assets Acquired:
Accounts receivable					310,464
Unbilled revenue					100,200
Property, plant and equipment					167,728
Goodwill					10,782,378
Assets acquired					11,360,770
Liabilities Assumed:
Accounts payable					409,602
Short term debt					148,006
Other long term liabilities					147,882
Liabilities assumed					705,490
Net assets acquired					10,655,280
Total fair value of consideration given					$ 10,655,280